Composition of Certain Financial Statement Items - Estimated Aggregate Amortization Expense (Details) $ in Millions	Apr. 24, 2026 USD ($)
Organization, Consolidation and Presentation of Financial Statements [Abstract]
2027	$ 26
2028	25
2029	22
2030	19
2031	$ 9